Shareholder Report	6 Months Ended
	Jan. 31, 2025 USD ($) Holdings	Jan. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
INSTITUTIONAL CLASS
Shareholder Report [Line Items]
Fund Name	RANGER SMALL CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFISX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744.
Additional Information Website	https://spendlifewiselyfunds.com/documents
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Small Cap Fund	$58.00	1.15%

*Annualized

Expenses Paid, Amount	$ 58.00
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

For the six months ending 31, January 2025, returns for the Small Cap Fund lagged the returns of the Russell 2000 Growth index, returning 4.1% on a net basis versus 5.1% for the benchmark. Utilities and technology were the biggest outperforming industries on a relative basis. By contrast, the industrials and consumer discretionary industries were the biggest relative underperformers.

A review of benchmark performance indicates leadership by more speculative companies, particularly technology stocks and those with negative earnings. Non-earning companies in the benchmark returned 6.9% during the six-month period, compared to the 4.8% return by companies with earnings. Non-earning technology companies returned 35.8% compared with the 5.8% return by technology companies with earnings.

The market advance in late 2024 was driven by strong November returns in response to the election. Equity returns were led by the “Magnificent Seven” mega cap companies and a collection of thematic story stocks tied to artificial intelligence (AI), bitcoin, quantum computing and other emerging technologies.

In late January, Chinese startup DeepSeek's release of its advanced AI models significantly disrupted the technology sector. The models, developed at a fraction of the cost of their U.S. counterparts, challenged existing industry leaders. This development led to a global sell-off of technology stocks, as investors began to question the heavy capital investment in AI datacenters by large cap technology leaders.

Despite recent volatility, mega cap stocks remain expensive by historical standards. By contrast, many smaller companies still trade at reasonable valuations and are deploying capital that we believe can generate substantial revenue and profit growth over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	14.42%	7.24%	9.70%	$ 631,141
Russell 2000® Growth Index	22.73%	7.76%	8.68%	$ 574,663

Net Assets	$ 32,923,275,000,000
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 92,395
Investment Company, Portfolio Turnover	22.51%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$32,923,275	51	22.51%	$92,395

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% Of Net Assets)

1.	Pegasystems, Inc.	4.74%
2.	Texas Roadhouse, Inc.	3.91%
3.	Guidewire Software, Inc.	3.37%
4.	HealthEquity, Inc.	3.30%
5.	LeMaitre Vascular, Inc.	3.30%
6.	Workiva, Inc. Class A	3.06%
7.	Excelerate Energy, Inc. Class A	2.96%
8.	AAON, Inc.	2.92%
9.	Casella Waste Systems, Inc. Class A	2.91%
10.	OneSpaWorld Holdings Ltd. (Bahamas)	2.89%
	Total % of Net Assets	33.36%

Material Fund Change [Text Block]	How Has the Fund Changed?
Updated Prospectus Phone Number	1-866-458-4744.
Updated Prospectus Web Address	https://spendlifewiselyfunds.com/documents
INSTITUTIONAL CLASS [Default Label]
Shareholder Report [Line Items]
Fund Name	RANGER MICRO CAP FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	RFIMX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 64.00
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]	managment’s discussion of fund performance
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets		$ 10,850,259,000,000
Holdings Count | Holdings		37
Advisory Fees Paid, Amount	$ 15,353
Investment Company, Portfolio Turnover	22.64%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings (% of Net Assets)
Material Fund Change [Text Block]	How Has the Fund Changed?
Updated Prospectus Phone Number	1-866-458-4744
Updated Prospectus Web Address	https://spendlifewiselyfunds.com/documents
Institutional Class
Shareholder Report [Line Items]
Fund Name	WISDOM SHORT DURATION INCOME FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	WISSX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 22.00
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	managment’s discussion of fund performance
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 10,539,432,900,000,000
Holdings Count | Holdings	88
Advisory Fees Paid, Amount	$ 8,089
Investment Company, Portfolio Turnover	8.74%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings (% Of Net Assets)
Updated Prospectus Phone Number	1-866-458-4744
Institutional Class [Default Label]
Shareholder Report [Line Items]
Fund Name	WISDOM SHORT TERM GOVERNMENT FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	WISTX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://spendlifewiselyfunds.com/documents/
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 13.00
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	managment’s discussion of fund performance
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 502,538,090,000,000
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ (11,527)
Investment Company, Portfolio Turnover	0.11%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISOR REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND, NET:
$50,253,809	20	0.11%	$(11,527)

Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings (% Of Net Assets)
Updated Prospectus Phone Number	1-866-458-474
Updated Prospectus Web Address	https://spendlifewiselyfunds.com/documents